Acquisitions and disposals - Disclosure of Impact of Acquisitions (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Net assets acquired	€ 333
Non-controlling interest	(27)
Goodwill	310
Total consideration	616	€ 675
Total acquisitions
Disclosure of detailed information about business combination [line items]
Net assets acquired	333	368	€ 487
Non-controlling interest	(27)	(20)	(99)
Goodwill	310	327	580
Total consideration	€ 616	€ 675	€ 968